VistaShares Target 15 Berkshire Select Income ETF

Schedule of Investments

May 31, 2025 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Banking - 5.4%
Bank of America Corp.	272,351	$12,018,849

Consumer Discretionary Services - 1.9%
Domino’s Pizza, Inc.	8,924	4,228,370

Consumer Staple Products - 13.9%
Coca-Cola Co.	194,722	14,039,456
Constellation Brands, Inc. - Class A	39,633	7,066,168
Kraft Heinz Co.	373,837	9,992,663
		31,098,287

Financial Services - 22.8%
American Express Co.	65,126	19,150,300
Capital One Financial Corp.	22,451	4,246,607
Mastercard, Inc. - Class A	12,881	7,543,114
Moody’s Corp.	21,201	10,162,063
Visa, Inc. - Class A	27,020	9,867,434
		50,969,518

Health Care - 4.3%
DaVita, Inc.(a)	71,291	9,714,112

Insurance - 17.0%
Aon PLC - Class A	13,791	5,131,355
Berkshire Hathaway, Inc. - Class B(a)	44,770	22,562,289
Chubb Ltd.	35,259	10,478,975
		38,172,619

Media - 8.2%
Sirius XM Holdings, Inc.	388,237	8,416,978
VeriSign, Inc.	36,612	9,975,672
		18,392,650

Oil & Gas - 8.8%
Chevron Corp.	72,942	9,971,171
Occidental Petroleum Corp.	240,741	9,817,418
		19,788,589

Retail & Wholesale - Discretionary - 2.8%
Amazon.com, Inc.(a)	30,888	6,332,349

Retail & Wholesale - Staples - 4.6%
Kroger Co.		150,536	10,271,071

Tech Hardware & Semiconductors - 10.4%
Apple, Inc.		116,178	23,334,351

TOTAL COMMON STOCKS (Cost $222,130,433)			224,320,765

PURCHASED OPTIONS - 0.0%(b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 0.0%(f)
American Express Co., Expiration: 6/20/2025; Exercise Price: $310.00	$18,289,910	622	98,276
Sirius XM Holdings, Inc., Expiration: 6/20/2025; Exercise Price: $24.00	5,387,480	2,485	29,820
VeriSign, Inc., Expiration: 6/20/2025; Exercise Price: $310.00	9,454,709	347	6,940
VeriSign, Inc., Expiration: 6/20/2025; Exercise Price: $280.00	899,151	33	9,405
TOTAL PURCHASED OPTIONS (Cost $342,178)			144,441

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%		Shares
First American Government Obligations Fund - Class X, 4.22%(e)		1,763,660	1,763,660

TOTAL SHORT-TERM INVESTMENTS (Cost $1,763,660)			1,763,660

TOTAL INVESTMENTS - 100.9% (Cost $224,236,271)			$226,228,866
Liabilities in Excess of Other Assets - (0.9)%			(2,106,445)
TOTAL NET ASSETS - 100.0%			$224,122,421

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(f)	Does not round to 0.0% or (0.0)%, as applicable.

VistaShares Target 15 Berkshire Select Income ETF

Schedule of Written Options Contracts

May 31, 2025 (Unaudited)

WRITTEN OPTIONS - (1.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.1)%
Amazon.com, Inc., Expiration: 6/20/2025; Exercise Price: $215.00	$(6,314,308)	(308)	$(56,672)
American Express Co., Expiration: 6/20/2025; Exercise Price: $300.00	(10,850,445)	(369)	(178,042)
American Express Co., Expiration: 6/20/2025; Exercise Price: $290.00	(8,292,210)	(282)	(278,475)
Aon PLC, Expiration: 6/20/2025; Exercise Price: $370.00	(558,120)	(15)	(13,200)
Aon PLC, Expiration: 6/20/2025; Exercise Price: $360.00	(4,539,376)	(122)	(192,150)
Apple, Inc, Expiration: 6/20/2025; Exercise Price: $220.00	(2,751,645)	(137)	(9,727)
Apple, Inc., Expiration: 6/20/2025; Exercise Price: $210.00	(20,567,040)	(1,024)	(239,616)
Bank of America Corp., Expiration: 6/20/2025; Exercise Price: $47.00	(511,908)	(116)	(1,218)
Bank of America Corp., Expiration: 6/20/2025; Exercise Price: $45.00	(11,504,691)	(2,607)	(132,957)
Berkshire Hathaway, Inc., Expiration: 6/20/2025; Exercise Price: $525.00	(14,010,088)	(278)	(35,167)
Berkshire Hathaway, Inc., Expiration: 6/20/2025; Exercise Price: $520.00	(8,516,924)	(169)	(34,223)
Capital One Financial Corp., Expiration: 6/20/2025; Exercise Price: $210.00	(2,326,545)	(123)	(6,150)
Capital One Financial Corp., Expiration: 6/20/2025; Exercise Price: $200.00	(1,910,415)	(101)	(17,675)
Chevron Corp., Expiration: 6/20/2025; Exercise Price: $150.00	(6,821,330)	(499)	(8,732)
Chevron Corp., Expiration: 6/20/2025; Exercise Price: $143.00	(3,144,100)	(230)	(23,115)
Chubb Ltd., Expiration: 6/20/2025; Exercise Price: $305.00	(1,426,560)	(48)	(8,760)
Chubb Ltd., Expiration: 6/20/2025; Exercise Price: $295.00	(2,288,440)	(77)	(47,355)
Chubb Ltd., Expiration: 6/20/2025; Exercise Price: $290.00	(6,746,440)	(227)	(204,300)
Coca-Cola Co., Expiration: 6/20/2025; Exercise Price: $75.00	(3,323,810)	(461)	(7,146)
Coca-Cola Co., Expiration: 6/20/2025; Exercise Price: $72.50	(10,714,060)	(1,486)	(116,651)
Constellation Brands, Inc., Expiration: 6/20/2025; Exercise Price: $187.50	(7,060,284)	(396)	(50,490)
DaVita, Inc., Expiration: 6/20/2025; Exercise Price: $150.00	(912,942)	(67)	(2,177)
DaVita, Inc., Expiration: 6/20/2025; Exercise Price: $145.00	(8,788,770)	(645)	(61,275)
Domino’s Pizza, Inc., Expiration: 6/20/2025; Exercise Price: $490.00	(4,216,998)	(89)	(40,050)
Kraft Heinz Co., Expiration: 6/20/2025; Exercise Price: $28.50	(585,387)	(219)	(2,080)
Kraft Heinz Co., Expiration: 6/20/2025; Exercise Price: $28.00	(4,947,723)	(1,851)	(30,541)

Kraft Heinz Co., Expiration: 6/20/2025; Exercise Price: $27.50	(4,458,564)	(1,668)	(47,538)
Kroger Co., Expiration: 6/20/2025; Exercise Price: $72.50	(10,268,615)	(1,505)	(92,558)
Mastercard, Inc., Expiration: 6/20/2025; Exercise Price: $590.00	(5,738,880)	(98)	(74,235)
Mastercard, Inc., Expiration: 6/20/2025; Exercise Price: $585.00	(1,756,800)	(30)	(30,750)
Moody’s Corp., Expiration: 6/20/2025; Exercise Price: $500.00	(10,161,584)	(212)	(70,490)
Occidental Petroleum Corp., Expiration: 6/20/2025; Exercise Price: $47.50	(4,759,026)	(1,167)	(7,586)
Occidental Petroleum Corp., Expiration: 6/20/2025; Exercise Price: $45.00	(5,056,720)	(1,240)	(20,460)
Sirius XM Holdings, Inc., Expiration: 6/20/2025; Exercise Price: $24.50	(1,185,896)	(547)	(4,650)
Sirius XM Holdings, Inc., Expiration: 6/20/2025; Exercise Price: $23.00	(7,230,280)	(3,335)	(101,718)
VeriSign, Inc., Expiration: 6/20/2025; Exercise Price: $290.00	(9,073,251)	(333)	(33,300)
VeriSign, Inc., Expiration: 6/20/2025; Exercise Price: $270.00	(899,151)	(33)	(25,905)
Visa, Inc., Expiration: 6/20/2025; Exercise Price: $365.00	(9,860,130)	(270)	(172,125)
TOTAL WRITTEN OPTIONS (Premiums received $3,652,724)			$(2,479,259)

(a)	100 shares per contract.
(b)	Exchange-traded.